PROPERTY, FURNITURE AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, FURNITURE AND EQUIPMENT, NET
PROPERTY, FURNITURE AND EQUIPMENT, NET

10          PROPERTY, FURNITURE AND EQUIPMENT, NET

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2019, 2018, and 2017 was as follows:

		Buildings and				Vehicles
		other		Furniture and	Computer	and	Work in
	Land	constructions	Installations	fixtures	hardware	equipment	progress	2019	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	411,110	1,162,377	611,568	521,521	632,214	155,417	79,373	3,573,580	3,504,226	3,409,369
Additions	2,259	3,758	13,493	29,213	23,094	486	62,473	134,776	181,459	143,851
Acquisition of business, Note 2(a)	505	2,550	—	14,407	12,121	310	—	29,893	—	—
Transfers	—	2,154	39,114	5,549	5,687	141	(52,645)	—	—	—
Disposals and others	(12,321)	(14,587)	(10,447)	(90,942)	(37,913)	(39,729)	(19,833)	(225,772)	(112,105)	(48,994)
Balance as of December 31	401,553	1,156,252	653,728	479,748	635,203	116,625	69,368	3,512,477	3,573,580	3,504,226

Accumulated depreciation -
Balance as of January 1	—	632,261	457,104	353,458	536,322	113,733	—	2,092,878	1,994,734	1,857,666
Depreciation of the year	—	31,065	28,627	33,210	42,378	10,786	—	146,066	170,138	178,895
Acquisition of business, Note 2(a)	—	56	—	9,678	9,424	141	—	19,299	—	—
Disposals and others	—	(5,692)	(7,437)	(88,326)	(36,101)	(36,383)	—	(173,939)	(71,994)	(41,827)
Balance as of December 31	—	657,690	478,294	308,020	552,023	88,277	—	2,084,304	2,092,878	1,994,734

Net carrying amount	401,553	498,562	175,434	171,728	83,180	28,348	69,368	1,428,173	1,480,702	1,509,492

Banks, financial institutions and insurance entities operating in Peru are not allowed to pledge their fixed assets.

During the year 2019, the Bank has made disbursements mainly related to the remodeling of its headquarters in La Molina and integral remodeling to the Sucursal Cusco. During 2018, the Bank has carried out operations related to the purchase of computer equipment, furniture and services, as well as the remodeling of its headquarters in La Molina, as part of its annual infrastructure investin.

Credicorp’s subsidiaries hold insurance contracts over its main assets in accordance with the policies established by Management.

Management periodically reviews the residual value, useful life and method of depreciation of the Group’s property, furniture and equipment to ensure that they are consistent with their actual economic benefits and life expectations. In Management’s opinion, as of December 31, 2019, 2018 and 2017 there is no evidence of impairment of the Group’s property, furniture and equipment.